Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Status of Tax Reform Regulatory Proceedings

Registrant (Jurisdiction)	Change in Tax Rate	Excess ADIT Subject to Normalization Requirements	Excess ADIT Not Subject to Normalization Requirements
AEP Texas (Texas-Distribution)	Order Issued	Order Issued	Order Issued – Partial (a)
AEP Texas (Texas-Transmission)	Order Issued	To be addressed in a later filing	To be addressed in a later filing
APCo (Virginia)	Legislation Enacted – Case Pending (b)	Legislation Enacted – Case Pending (b)	Order Issued – Partial; Separate Case Pending (c)
I&M (Michigan)	Order Issued	Case Pending	Case Pending
SWEPCo (Louisiana)	Case Pending – Rates Implemented (d)	Case Pending – Rates Implemented (d)	Case Pending – Rates Implemented (d)
SWEPCo (Texas)	Order Issued	To be addressed in a later filing	To be addressed in a later filing
PJM FERC Transmission	Settlement Approved (e)	Settlement Approved (e)	Settlement Approved (e)
SPP FERC Transmission	To be addressed in a later filing	To be addressed in a later filing	To be addressed in a later filing

(a)	A portion of the Excess ADIT that is not subject to rate normalization requirements is to be addressed in a later filing.

(b)	Legislation has been issued for a blanket amount that is subject to true-up and final commission approval.

(c)
In October 2018, the Virginia SCC issued an order approving APCo’s request to refund a portion of the Excess ADIT that is not subject to rate normalization requirements to customers. The remainder is to be addressed in a separate pending case.

(d)	Rates have been implemented through a filed formula rate plan that is subject to true-up and final commission approval.

(e)	An ALJ has approved a settlement. The settlement is subject to final FERC ruling.

Details of Income Taxes as Reported

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(31.7)	$37.0	$(14.2)	$(31.9)	$60.9	$55.6	$35.6	$18.3
Deferred	112.8	(16.4)	82.3	(24.6)	(44.1)	(36.9)	(34.7)	(0.5)
Deferred Investment Tax Credits	9.2	(1.5)	—	0.1	(4.7)	—	(2.0)	(1.4)
Total Federal	90.3	19.1	68.1	(56.4)	12.1	18.7	(1.1)	16.4

State and Local:
Current	30.8	1.8	(0.6)	3.7	15.8	4.6	(0.2)	2.3
Deferred	(8.5)	(0.1)	16.6	7.8	1.2	0.7	3.6	1.7
Deferred Investment Tax Credits	2.7	—	—	—	—	—	2.7	—
Total State and Local	25.0	1.7	16.0	11.5	17.0	5.3	6.1	4.0

Income Tax Expense (Benefit) Before Discontinued Operations	$115.3	$20.8	$84.1	$(44.9)	$29.1	$24.0	$5.0	$20.4

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo (a)	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(4.0)	$(85.7)	$(130.4)	$15.3	$(106.5)	$11.2	$(77.1)	$(30.1)
Deferred	856.6	63.3	254.8	166.9	202.1	141.3	122.7	84.8
Deferred Investment Tax Credits	48.6	(1.6)	—	(0.1)	(4.7)	—	(1.6)	(1.4)
Total Federal	901.2	(24.0)	124.4	182.1	90.9	152.5	44.0	53.3

State and Local:
Current	16.0	0.6	1.1	(1.4)	(8.1)	0.2	(0.2)	(0.9)
Deferred	44.9	—	16.7	4.6	(1.4)	6.6	2.0	(4.3)
Deferred Investment Tax Credits	7.6	—	—	—	—	—	4.3	—
Total State and Local	68.5	0.6	17.8	3.2	(9.5)	6.8	6.1	(5.2)

Income Tax Expense (Benefit) Before Discontinued Operations	$969.7	$(23.4)	$142.2	$185.3	$81.4	$159.3	$50.1	$48.1

Year Ended December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$40.9	$(129.4)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	29.9	205.9	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(1.7)	—	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	69.1	76.5	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	(8.8)	0.4	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	(0.4)	17.2	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	—	—	3.2	—
Total State and Local	(31.8)	(9.2)	17.6	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Benefit) Before Discontinued Operations	$(73.7)	$59.9	$94.1	$199.1	$67.5	$143.8	$54.4	$52.1

(a)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements.  See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

AEP	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$1,931.3	$1,928.9	$618.0
Less: Equity Earnings – Dolet Hills	(2.7)	—	—
Discontinued Operations (Net of Income Tax of $0, $0 and $0 in 2018, 2017 and 2016, Respectively)	—	—	2.5
Income Tax Expense (Benefit) Before Discontinued Operations	115.3	969.7	(73.7)
Pretax Income	$2,043.9	$2,898.6	$546.8

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$429.2	$1,014.5	$191.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	24.4	60.2	41.7
Investment Tax Credit Amortization	(20.2)	(18.8)	(12.3)
State and Local Income Taxes, Net	19.7	54.7	(20.7)
Removal Costs	(19.8)	(32.7)	(39.8)
AFUDC	(29.4)	(37.4)	(44.8)
Valuation Allowance	—	(1.8)	(128.3)
U.K. Windfall Tax	—	—	(12.9)
Tax Reform Adjustments	(10.9)	(26.7)	—
Tax Adjustments	—	(35.8)	(43.9)
Tax Reform Excess ADIT Reversal	(257.2)	—	—
Other	(20.5)	(6.5)	(4.1)
Income Tax Expense (Benefit) Before Discontinued Operations	$115.3	$969.7	$(73.7)

Effective Income Tax Rate	5.6%	33.5%	(13.5)%

AEP Texas	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$211.3	$310.5	$146.6
Discontinued Operations (Net of Income Tax of $0, $0 and $27.6 in 2018, 2017 and 2016, Respectively)	—	—	48.8
Income Tax Expense (Benefit)	20.8	(23.4)	59.9
Pretax Income	$232.1	$287.1	$255.3

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$48.7	$100.5	$89.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
State and Local Income Taxes, Net	1.3	0.4	(6.0)
AFUDC	(4.2)	(3.9)	(3.2)
Parent Company Loss Benefit	(3.1)	—	(2.5)
Tax Reform Adjustments	(11.0)	(117.4)	—
Tax Adjustments	—	(4.2)	(4.9)
U.K. Windfall Tax	—	—	(12.9)
Tax Reform Excess ADIT Reversal	(11.8)	—	—
Other	0.9	1.2	—
Income Tax Expense (Benefit) Before Discontinued Operations	$20.8	$(23.4)	$59.9

Effective Income Tax Rate	9.0%	(8.2)%	23.5%

AEPTCo	Years Ended December 31,
	2018	2017 (a)	2016
	(in millions)
Net Income	$315.9	$270.7	$192.7
Income Tax Expense	84.1	142.2	94.1
Pretax Income	$400.0	$412.9	$286.8

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$84.0	$144.5	$100.4
Increase (Decrease) in Income Taxes Resulting from the Following Items:
AFUDC	(14.1)	(17.0)	(18.3)
State and Local Income Taxes, Net	12.6	13.1	11.4
Tax Reform Adjustments	—	0.6	—
Other	1.6	1.0	0.6
Income Tax Expense	$84.1	$142.2	$94.1

Effective Income Tax Rate	21.0%	34.4%	32.8%

(a)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements.  See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

APCo	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$367.8	$331.3	$369.1
Income Tax Expense (Benefit)	(44.9)	185.3	199.1
Pretax Income	$322.9	$516.6	$568.2

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$67.8	$180.8	$198.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	8.5	18.0	19.3
State and Local Income Taxes, Net	9.1	3.5	6.0
Removal Costs	(9.6)	(12.4)	(12.0)
AFUDC	(4.3)	(5.0)	(6.1)
Tax Reform Adjustments	0.1	4.3	—
Tax Reform Excess ADIT Reversal	(108.5)	—	—
Other	(8.0)	(3.9)	(7.0)
Income Tax Expense (Benefit)	$(44.9)	$185.3	$199.1

Effective Income Tax Rate	(13.9)%	35.9%	35.0%

I&M	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$261.3	$186.7	$239.9
Income Tax Expense	29.1	81.4	67.5
Pretax Income	$290.4	$268.1	$307.4

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$61.0	$93.8	$107.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	(0.7)	11.4	6.7
Investment Tax Credit Amortization	(4.7)	(4.7)	(4.7)
State and Local Income Taxes, Net	13.4	(1.0)	2.4
Removal Costs	(8.0)	(13.3)	(21.3)
AFUDC	(2.5)	(5.6)	(7.3)
Tax Adjustments	—	2.7	(14.2)
Tax Reform Adjustments	—	(2.9)	—
Tax Reform Excess ADIT Reversal	(25.8)	—	—
Other	(3.6)	1.0	(1.7)
Income Tax Expense	$29.1	$81.4	$67.5

Effective Income Tax Rate	10.0%	30.4%	22.0%

OPCo	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$325.5	$323.9	$282.2
Income Tax Expense	24.0	159.3	143.8
Pretax Income	$349.5	$483.2	$426.0

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$73.4	$169.1	$149.1
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	2.6	7.6	7.1
State and Local Income Taxes, Net	4.2	4.4	3.8
Tax Reform Adjustments	—	(14.4)	—
Tax Reform Excess ADIT Reversal	(51.0)	—	—
Parent Company Loss Benefit	(5.5)	(0.2)	(7.2)
Other	0.3	(7.2)	(9.0)
Income Tax Expense	$24.0	$159.3	$143.8

Effective Income Tax Rate	6.9%	33.0%	33.8%

PSO	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$83.2	$72.0	$100.0
Income Tax Expense	5.0	50.1	54.4
Pretax Income	$88.2	$122.1	$154.4

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$18.5	$42.7	$54.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.0	0.3	0.8
Investment Tax Credit Amortization	(1.7)	(1.6)	(1.4)
Parent Company Loss Benefit	(1.4)	—	—
State and Local Income Taxes, Net	4.8	4.0	4.2
Tax Reform Adjustments	—	2.8	—
Tax Reform Excess ADIT Reversal	(15.5)	—	—
Other	(0.7)	1.9	(3.2)
Income Tax Expense	$5.0	$50.1	$54.4

Effective Income Tax Rate	5.7%	41.0%	35.2%

SWEPCo	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net Income	$152.2	$137.5	$169.7
Less: Equity Earnings – Dolet Hills	(2.7)	—	—
Income Tax Expense	20.4	48.1	52.1
Pretax Income	$169.9	$185.6	$221.8

Income Taxes on Pretax Income at Statutory Rate (21%, 35% and 35% in 2018, 2017 and 2016, Respectively)	$35.7	$65.0	$77.6
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	3.4	1.9	3.2
Depletion	(3.2)	(5.7)	(5.5)
State and Local Income Taxes, Net	3.2	(2.3)	(14.7)
AFUDC	(1.3)	(0.9)	(3.9)
Tax Adjustments	—	(9.9)	(0.9)
Tax Reform Adjustments	—	(0.4)	—
Tax Reform Excess ADIT Reversal	(16.0)	—	—
Other	(1.4)	0.4	(3.7)
Income Tax Expense	$20.4	$48.1	$52.1

Effective Income Tax Rate	12.0%	25.9%	23.5%

Reconciliation of Significant Temporary Differences

AEP	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$2,750.8	$3,504.6
Deferred Tax Liabilities	(9,837.3)	(10,318.5)
Net Deferred Tax Liabilities	$(7,086.5)	$(6,813.9)

Property Related Temporary Differences	$(6,224.8)	$(5,680.6)
Amounts Due to Customers for Future Federal Income Taxes	1,117.1	1,064.8
Deferred State Income Taxes (a)	(859.9)	(1,124.4)
Securitized Assets	(186.6)	(257.7)
Regulatory Assets	(454.1)	(500.3)
Deferred Income Taxes on Other Comprehensive Loss	32.0	25.7
Accrued Nuclear Decommissioning	(453.7)	(457.0)
Net Operating Loss Carryforward	78.3	86.6
Tax Credit Carryforward	113.7	174.7
Investment in Partnership	(300.5)	(222.0)
All Other, Net	52.0	76.3
Net Deferred Tax Liabilities	$(7,086.5)	$(6,813.9)

(a)
In 2018, AEP recorded a $233 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

AEP Texas	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$208.1	$221.0
Deferred Tax Liabilities	(1,121.2)	(1,134.1)
Net Deferred Tax Liabilities	$(913.1)	$(913.1)

Property Related Temporary Differences	$(836.3)	$(791.5)
Amounts Due to Customers for Future Federal Income Taxes	140.6	140.9
Deferred State Income Taxes	(27.1)	(27.5)
Regulatory Assets	(53.9)	(36.4)
Securitized Transition Assets	(134.7)	(190.5)
Deferred Income Taxes on Other Comprehensive Loss	4.0	4.1
Deferred Revenues	4.6	10.9
All Other, Net	(10.3)	(23.1)
Net Deferred Tax Liabilities	$(913.1)	$(913.1)

AEPTCo	December 31,
	2018	2017 (a)
	(in millions)
Deferred Tax Assets	$142.9	$163.0
Deferred Tax Liabilities	(847.3)	(763.4)
Net Deferred Tax Liabilities	$(704.4)	$(600.4)

Property Related Temporary Differences	$(755.0)	$(653.4)
Amounts Due to Customers for Future Federal Income Taxes	101.6	89.7
Deferred State Income Taxes (b)	(51.9)	(77.4)
Deferred Federal Income Taxes on Deferred State Income Taxes	—	16.3
Net Operating Loss Carryforward	13.4	16.8
Tax Credit Carryforward	—	0.3
All Other, Net	(12.5)	7.3
Net Deferred Tax Liabilities	$(704.4)	$(600.4)

(a)
The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements.  See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

(b)
In 2018, AEPTCo recorded a $21 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

APCo	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$475.2	$614.4
Deferred Tax Liabilities	(2,101.0)	(2,180.1)
Net Deferred Tax Liabilities	$(1,625.8)	$(1,565.7)

Property Related Temporary Differences	$(1,393.6)	$(1,308.2)
Amounts Due to Customers for Future Federal Income Taxes	224.2	228.0
Deferred State Income Taxes (a)	(280.3)	(335.7)
Regulatory Assets	(73.8)	(83.9)
Securitized Assets	(54.3)	(59.3)
Deferred Income Taxes on Other Comprehensive Loss	1.3	(0.4)
Tax Credit Carryforward	0.2	16.6
All Other, Net	(49.5)	(22.8)
Net Deferred Tax Liabilities	$(1,625.8)	$(1,565.7)

(a)
In 2018, APCo recorded a $51 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

I&M	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$771.6	$1,096.4
Deferred Tax Liabilities	(1,719.6)	(2,050.2)
Net Deferred Tax Liabilities	$(948.0)	$(953.8)

Property Related Temporary Differences	$(445.0)	$(403.0)
Amounts Due to Customers for Future Federal Income Taxes	142.0	137.6
Deferred State Income Taxes (a)	(139.7)	(180.6)
Deferred Income Taxes on Other Comprehensive Loss	3.7	3.9
Accrued Nuclear Decommissioning	(453.7)	(457.0)
Regulatory Assets	(31.9)	(43.8)
Net Operating Loss Carryforward	0.2	1.6
All Other, Net	(23.6)	(12.5)
Net Deferred Tax Liabilities	$(948.0)	$(953.8)

(a)
In 2018, I&M recorded a $48 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

OPCo	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$209.0	$286.0
Deferred Tax Liabilities	(972.3)	(1,048.9)
Net Deferred Tax Liabilities	$(763.3)	$(762.9)

Property Related Temporary Differences	$(826.9)	$(761.2)
Amounts Due to Customers for Future Federal Income Taxes	130.9	127.3
Deferred State Income Taxes	(26.8)	(41.7)
Regulatory Assets	(55.0)	(107.7)
Deferred Income Taxes on Other Comprehensive Loss	(0.3)	(0.6)
Deferred Fuel and Purchased Power	(1.6)	(24.5)
All Other, Net	16.4	45.5
Net Deferred Tax Liabilities	$(763.3)	$(762.9)

PSO	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$229.6	$269.2
Deferred Tax Liabilities	(837.4)	(911.2)
Net Deferred Tax Liabilities	$(607.8)	$(642.0)

Property Related Temporary Differences	$(609.4)	$(623.8)
Amounts Due to Customers for Future Federal Income Taxes	107.1	111.6
Deferred State Income Taxes (a)	(103.8)	(142.7)
Regulatory Assets	(32.3)	(34.4)
Deferred Income Taxes on Other Comprehensive Loss	(0.6)	(0.8)
Deferred Federal Income Taxes on Deferred State Income Taxes	—	33.5
Net Operating Loss Carryforward	16.4	23.1
Tax Credit Carryforward	—	0.7
All Other, Net	14.8	(9.2)
Net Deferred Tax Liabilities	$(607.8)	$(642.0)

(a)
In 2018, PSO recorded a $33 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

SWEPCo	December 31,
	2018	2017
	(in millions)
Deferred Tax Assets	$317.4	$349.4
Deferred Tax Liabilities	(1,220.2)	(1,267.1)
Net Deferred Tax Liabilities	$(902.8)	$(917.7)

Property Related Temporary Differences	$(929.1)	$(908.8)
Amounts Due to Customers for Future Federal Income Taxes	145.8	135.8
Deferred State Income Taxes (a)	(156.0)	(189.2)
Regulatory Assets	(30.8)	(30.8)
Deferred Income Taxes on Other Comprehensive Loss	1.4	1.3
Capital/Impairment Loss - Turk Plant	15.8	17.4
Net Operating Loss Carryforward	36.2	38.7
Tax Credit Carryforward	—	0.8
All Other, Net	13.9	17.1
Net Deferred Tax Liabilities	$(902.8)	$(917.7)

(a)
In 2018, SWEPCo recorded a $38 million correction related to the accounting for the impact of Tax Reform in 2017.  The correction resulted in a decrease in Net Deferred Tax Liabilities with an offsetting increase to Regulatory Liabilities and Deferred Investment Tax Credits as of December 31, 2018.  Management concluded the misstatement was not material to the 2017 financial statements or the financial statements of any of the interim periods in 2018.

State Net Income Tax Operating Loss Carryforwards

		State Net Income
		Tax Operating
		Loss	Years of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$67.8	2018	-	2023
AEP	Kentucky	130.4	2025	-	2037
AEP	Louisiana	517.3	2030	-	2038
AEP	Oklahoma	644.2	2032	-	2037
AEP	Tennessee	28.6	2025	-	2033
AEP	Virginia	22.8	2030	-	2038
AEP	West Virginia	5.1	2029	-	2037
AEP	Ohio Municipal	226.5	2019	-	2023
AEPTCo	Oklahoma	264.0	2032	-	2037
AEPTCo	Ohio Municipal	43.6	2019	-	2023
I&M	West Virginia	3.8	2032	-	2037
PSO	Oklahoma	348.8	2034	-	2037
SWEPCo	Arkansas	67.1	2021	-	2023
SWEPCo	Louisiana	504.9	2032	-	2037

Summary of Tax Credit Carryforwards

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in millions)
AEP	$113.7	$100.9	$34.2	$—
APCo	0.2	—	—	—
I&M	0.9	—	—	—
PSO	—	—	34.2	—

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2018	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)
Increase – Tax Positions Taken During a Prior Period	0.1	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During a Prior Period	—	—	—	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(71.0)	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	(1.1)	—	—	—	—	—	—	—
Balance as of December 31, 2018	$14.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2017	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3
Increase – Tax Positions Taken During a Prior Period	4.5	2.0	—	—	0.2	—	0.1	1.7
Decrease – Tax Positions Taken During a Prior Period	(28.0)	(12.3)	—	—	(0.5)	—	(0.9)	(5.4)
Increase – Tax Positions Taken During the Current Year	3.4	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	7.9	3.0	—	—	(0.3)	—	0.7	1.6
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2017	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$27.8	$—	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	6.5	—	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(15.0)	—	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	(12.8)	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2018	2017	2016
	(in millions)
AEP	$11.6	$10.5	$15.8
AEP Texas	(0.7)	(0.5)	4.2
AEPTCo	—	—	—
APCo	—	—	—
I&M	2.6	2.1	2.5
OPCo	5.4	4.5	4.4
PSO	—	—	0.1
SWEPCo	(0.6)	(0.5)	0.8